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                                                             John M. Richards
                                                             Corporate Counsel

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                              March 8, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  General American Separate Account Twenty-Eight
          File No. 811-07248

Commissioners:

The Annual Reports dated December 31, 2012, of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                              Sincerely,

                              /s/ John M. Richards
                              ------------------------------------
                              John M. Richards
                              Corporate Counsel
                              Metropolitan Life Insurance Company